NORTHERN FUNDS

NORTHERN TRUST TAX-EXEMPT BOND ETF (TAXT)

NORTHERN TRUST INTERMEDIATE TAX-EXEMPT BOND ETF (TAXI)

NORTHERN TRUST SHORT-TERM TAX-EXEMPT BOND ETF (TAXS)

(each a “Fund” and together, the “Funds”)

SUPPLEMENT DATED JULY 31, 2026 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS, EACH DATED MAY 1, 2026 (together, the “Prospectuses”)

Effective July 31, 2026, Michael Chico and David Alongi are no longer portfolio managers of the Funds. Effective July 31, 2026, all references to Mr. Chico and Mr. Alongi as portfolio managers of the Funds in the Prospectuses are hereby deleted, and the Prospectuses are amended as follows:

1.

The paragraph under the section entitled “Fund Summaries – Northern Trust Tax-Exempt Bond ETF – Management” on page 7 of the Prospectus and the corresponding section of the Fund’s Summary Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund. NTI manages assets collectively on a team basis. The following portfolio managers have the most significant responsibility for the day-to-day management of the Fund’s portfolio. Timothy Blair, CFA, a Senior Vice President of NTI, Melissa Dehnert Smith and Brian Sipich, CFA, each a Vice President of NTI, have served as Portfolio Managers of the Fund since inception, July 2026, and July 2026, respectively.

2.

The paragraph under the section entitled “Fund Summaries – Northern Trust Intermediate Tax-Exempt Bond ETF – Management” on page 14 of the Prospectus and the corresponding section of the Fund’s Summary Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund. NTI manages assets collectively on a team basis. The following portfolio managers have the most significant responsibility for the day-to-day management of the Fund’s portfolio. Timothy Blair, CFA, a Senior Vice President of NTI, Melissa Dehnert Smith and Brian Sipich, CFA, each a Vice President of NTI, have served as Portfolio Managers of the Fund since inception, July 2026, and July 2026, respectively.

3.

The paragraph under the section entitled “Fund Summaries – Northern Trust Short-Term Tax-Exempt Bond ETF – Management” on page 20 of the Prospectus and the corresponding section of the Fund’s Summary Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund. NTI manages assets collectively on a team basis. The following portfolio managers have the most significant responsibility for the day-to-day management of the Fund’s portfolio. Timothy Blair, CFA, a Senior Vice President of NTI, Melissa Dehnert Smith and Brian Sipich, CFA, each a Vice President of NTI, have served as Portfolio Managers of the Fund since inception, July 2026, and July 2026, respectively.

4.	The following is added under the section entitled “Fund Management” beginning on page 23 of the Prospectus:

Melissa Dehnert Smith is a Vice President of NTI and a Portfolio Manager on the Global Fixed Income team. Ms. Smith joined NTI in 2005 and is responsible for managing laddered municipal bond strategies and municipal ETFs and supports customized fixed income solutions across municipal, Treasury, corporate, and mortgage-backed securities.

Brian Sipich, CFA, is a Vice President of NTI. Mr. Sipich joined NTI in 2024 and is a Municipal Bond Senior Portfolio Manager on the Global Fixed Income team. Prior to joining NTI, Mr. Sipich was a senior fixed income portfolio manager at the Bank of Montreal from 2015-2023.

Please retain this Supplement for future reference.